CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 5,069,149	$ 2,966,454
Cost of revenue	4,165,066	1,086,053
Gross profit	904,084	1,880,401
Operating expenses
Selling, general and administrative	20,333,216	7,466,047
Impairment of goodwill and intangibles	11,206,523	6,350,000
Total operating expenses	31,539,739	13,816,047
Loss from operations	(30,635,655)	(11,935,646)
Other income (expense)
Interest income	10,123	4,688
Interest expense	(1,690,552)	(1,002,799)
Change in fair value of derivative	159,017
Gain/(loss) on extinguishment of debt, net	564,481	(105,266)
Gain on settlement of obligation	13,900	192,557
Loss on settlement of obligation	(15,000)	(473,822)
Inducement expense		(3,793,406)
Other income	4,279	10,000
Total other income (expense)	(953,752)	(5,168,048)
Income tax (expense) / benefit	614,912	(1,600)
Net loss	(30,974,496)	(17,105,294)
Deemed dividend		(3,800,000)
Net loss attributable to common stockholders	$ (30,974,496)	$ (20,905,294)
Basic and diluted net loss per common share (in dollars per share)	$ (0.25)	$ (0.20)
Weighted average number of common shares outstanding (in shares)	122,422,335	105,929,876